Organization and Basis of Presentation (Detail) (USD $)				6 Months Ended	0 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Jun. 30, 2014 General Partner [Member]	Jun. 23, 2014 IPO [Member] Limited Partner [Member]	Jun. 23, 2014 IPO [Member] Limited Partner [Member]	Jun. 23, 2014 Over-Allotment Option [Member] Limited Partner [Member]	Jun. 30, 2014 Affiliated Limited Partners [Member] Limited Partner [Member]	Jun. 23, 2014 Diamondback Energy, Inc. [Member]	Jun. 23, 2014 Diamondback Energy, Inc. [Member] Limited Partner [Member]	Jun. 30, 2014 Diamondback Energy, Inc. [Member] Limited Partner [Member]	Jun. 30, 2014 Wexford [Member] Limited Partner [Member]
Limited Partners' Capital Account [Line Items]
Units issued in public offering					5,750,000		750,000
Price per common unit (in dollars per unit)						$ 26.00
Proceeds from sale of common units, net of offering expenses and underwriting discounts and commissions					$ 137,200,000
Conversion of membership interests to common units										70,450,000
Distribution to Diamondback											137,500,000
Distribution payable	$ 11,260,000	$ 0	[1]						$ 11,300,000
Percent of General Partner interest				100.00%
Percent of limited partnership interest								93.00%			92.00%	1.00%

[1]	See Note 1 for information regarding the basis of financial statement presentation.